Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	€ 113.7
Increase (decrease) through transfers and other changes, other provisions	(66.9)
Other Provisions Restated		€ 46.8
Additional provision in the period	3.1
Acquisitions through business combinations, other provisions	1.9
Release of provision	(0.6)
Utilization of provision	(6.4)
Foreign exchange	0.2
Other provisions	45.0
Current	39.1	44.3
Adjustment to current provisions on adoption of IFRS 16		(3.6)
Current Provisions (Restated)		40.7
Non-current	5.9	69.4
Adjustment to non current provisions on adoption of IFRS 16		(63.3)
Non-Current Provisions (Restated)		6.1
Provisions	45.0	113.7
Provisions (Restated)		46.8
Total adjustment to provisions on adoption of IFRS 16		(66.9)
Restructuring
Disclosure of other provisions [line items]
Other provisions	12.3
Other Provisions Restated		12.3
Additional provision in the period	0.0
Acquisitions through business combinations, other provisions	0.0
Release of provision	0.0
Utilization of provision	(3.8)
Foreign exchange	0.0
Other provisions	8.5
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Other provisions	68.8
Increase (decrease) through transfers and other changes, other provisions	(66.9)
Other Provisions Restated		1.9
Additional provision in the period	0.0
Acquisitions through business combinations, other provisions	0.0
Release of provision	0.0
Utilization of provision	(0.5)
Foreign exchange	0.2
Other provisions	1.6
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	5.8
Other Provisions Restated		5.8
Additional provision in the period	0.1
Acquisitions through business combinations, other provisions	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions	5.9
Contingent consideration
Disclosure of other provisions [line items]
Other provisions	1.5
Other Provisions Restated		1.5
Additional provision in the period	0.0
Acquisitions through business combinations, other provisions	0.0
Release of provision	0.0
Utilization of provision	(1.5)
Foreign exchange	0.0
Other provisions	0.0
Other
Disclosure of other provisions [line items]
Other provisions	25.3
Other Provisions Restated		€ 25.3
Additional provision in the period	3.0
Acquisitions through business combinations, other provisions	1.9
Release of provision	(0.6)
Utilization of provision	(0.6)
Foreign exchange	0.0
Other provisions	€ 29.0